UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

US Global Jets ETF
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Australia - 0.9%
217,777	Qantas Airways, Ltd.	$647,225
	Canada - 2.0%
64,647	Air Canada (a)	670,849
119,229	Chorus Aviation, Inc.	672,420
		1,343,269
	China - 0.9%
22,617	China Eastern Airlines Corporation, Ltd. - ADR	646,846
	France - 2.0%
88,202	Air France KLM SA (a)	667,880
8,693	Airbus Group SE	661,494
		1,329,374
	Germany - 1.0%
41,689	Deutsche Lufthansa	676,004
	Ireland - 1.0%
8,059	Ryanair Holdings plc - ADR (a)	668,736
	Israel - 1.1%
979,855	El Al Israel Airlines, Ltd.	722,212
	Japan - 1.0%
20,920	Japan Airlines Company, Ltd.	662,570
	Mexico - 2.0%
47,465	Controladora Vuela Cia De Aviacion SAB de CV - ADR (a)	661,662
322,949	Grupo Aeromexico SAB de CV (a)	662,207
		1,323,869
	New Zealand - 1.0%
387,179	Air New Zealand, Ltd.	667,676
	Singapore - 1.0%
188,985	SATS, Ltd.	659,289
	Sweden - 1.0%
417,778	SAS AB (a)	666,718
	Switzerland - 1.0%
32,972	Wizz Air Holdings plc (a)	677,907
	Turkey - 2.0%
108,666	Celebi Hava Servisi AS	699,634
166,013	TAV Havalimanlari Holding AS	661,869
		1,361,503
	United Kingdom - 2.0%
102,066	Dart Group plc	659,852
100,815	International Consolidated Airlines Group SA	668,184
		1,328,036
	United States - 79.9%
28,349	Alaska Air Group, Inc.	2,614,345
16,702	Allegiant Travel Company	2,676,496
191,128	American Airlines Group, Inc.	8,084,714
11,288	Boeing Company	1,996,395
174,532	Delta Air Lines, Inc.	8,021,491
10,649	General Dynamics Corporation	1,993,493
57,181	Hawaiian Holdings, Inc. (a)	2,656,057
129,518	JetBlue Airways Corporation (a)	2,669,366
59,230	SkyWest, Inc.	2,028,628
149,959	Southwest Airlines Company	8,061,796
51,877	Spirit Airlines, Inc. (a)	2,753,112
42,576	Textron, Inc.	2,026,192
114,814	United Continental Holdings, Inc. (a)	8,110,461
		53,692,546

	TOTAL COMMON STOCKS (Cost $61,646,019)	67,073,780

	SHORT-TERM INVESTMENTS - 0.4%
248,144	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.60%*	248,144
	TOTAL SHORT-TERM INVESTMENTS (Cost $248,144)	248,144
	TOTAL INVESTMENTS (Cost $61,894,163) - 100.2%	67,321,924
	Liabilities in Excess of Other Assets - (0.2)%	(149,053)
	NET ASSETS - 100.0%	$67,172,871

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Tax cost of investments	$61,894,163
Gross tax unrealized appreciation	6,609,605
Gross tax unrealized depreciation	(1,181,844)
Net tax unrealized appreciation	$5,427,761

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$67,073,780	$-	$-	$67,073,780
Short-Term Investments	248,144	-	-	248,144
Total Investments in Securities	$67,321,924	$-	$-	$67,321,924

^See Schedule of Investments for breakout of investments by country.
Transfers between levels are recognized at the end of the reporting period. During the period ended March 31 2017, the fund did not recognize any transfers to or from levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date May 30, 2017

By (Signature and Title)* /s/ Kristen M. Weitzel
                                              Kristen M. Weitzel, Treasurer (principal financial officer)

Date May 30, 2017

* Print the name and title of each signing officer under his or her signature.